Annual Fund Operating Expenses	Jun. 28, 2025
Bright Rock Mid Cap Growth Fund | Bright Rock Mid Cap Growth Fund Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	0.82%	[1]
Bright Rock Mid Cap Growth Fund | Bright Rock Mid Cap Growth Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.07%	[1]
Bright Rock Quality Large Cap Fund | Bright Rock Quality Large Cap Fund Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	0.66%	[4]
Bright Rock Quality Large Cap Fund | Bright Rock Quality Large Cap Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[2]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	0.91%	[4]

[1]	Effective June 28, 2025, the Fund’s annual management fee rate was reduced from 0.75% to 0.45% of the Fund’s average daily net assets. As a result, Total Annual Fund Operating Expenses shown in the table above do not correlate to the Ratio of Expenses to Average Net Assets figures found within the “Financial Highlights” section of the Prospectus because Total Annual Fund Operating Expenses reflects the current annual management fee rate.
[2]	Effective June 28, 2025, the Fund’s annual management fee rate was reduced from 0.65% to 0.45% of the Fund’s average daily net assets.
[3]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies.
[4]	Total Annual Fund Operating Expenses shown in the table above do not correlate to the Ratio of Expenses to Average Net Assets figures found within the “Financial Highlights” section of the Prospectus because the “Financial Highlights” include only the direct operating expenses incurred by the Fund and exclude indirect expenses, such as AFFE, and Total Annual Fund Operating Expenses reflects the current annual management fee rate.